Major acquisitions and disposals	3 Months Ended
Mar. 31, 2011
Major acquisitions and disposals [Abstract]
Major acquisitions and disposals
5	Major acquisitions and disposals

a) Sale of aluminum assets

In February 2011, we concluded the transaction announced in May, 2010 with Norsk Hydro ASA (Hydro), to transfer all of our stakes in Albras-Alumínio Brasileiro S.A. (Albras), Alunorte Alumina do Norte do Brasil S.A. (Alunorte) and Companhia de Alumina do Pará (CAP), along with its respective off-take rights and outstanding commercial contracts, and 60% of Mineração Paragominas S.A. and all our other Brazilian bauxite mineral rights.

For this transactions we received US$1,081 in cash and 22% equivalent to 447,834,465 shares of Hydro’s common shares outstanding (approximately US$3.5 billion according to Hydro’s closing share price at the date of the transaction). Three and five years after the closing of the transaction, we will receive two equal tranches of US$200 each in cash, related to the remaining payment of 40% of Mineração Paragominas S.A. From the date of the transaction, Hydro will be accounted for by the equity method.

The gain on this transaction, of US$1,513 was recorded in the income statement in the line Gain on sale of assets.

b) Fertilizers Businesses

In 2010, we acquired 78.92% of the total capital and 99.83% of the voting do capital of Vale Fertilizantes and 100% of the total capital of Vale Fosfatados. In 2011, after the incorporation of Vale Fosfatados by Vale Fertilizantes, our total participation reaches 84.27%.

The purchase price allocation based on the fair values of acquired assets and liabilities, was based on studies performed by us with the assistance of external valuation specialists.

Purchase price	5,795
Noncontrolling consideration	767
Book value of property, plant and equipment and mining rights	(1,987)
Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783

Goodwill	719

The goodwill balance arises primarily due to the synergies between the acquired assets and the potash operations in Taquari-Vassouras, Carnalita, Rio Colorado and Neuquém and phosphates in Bayóvar I and II, in Peru, and Evate, in Mozambique. The future development of our projects combined with the acquisition of the portfolio of fertilizer assets will allow Vale to be one of the top players in the world’s fertilizer business.